LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSE AND FUTURE POLICY BENEFITS FOR LIFE AND ACCIDENT AND HEALTH INSURANCE CONTRACTS AND POLICYHOLDER CONTRACT DEPOSITS (Details 4) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
POLICYHOLDER CONTRACT DEPOSITS
Total policyholder contract deposits	$ 126,898	$ 121,373
Annuities
POLICYHOLDER CONTRACT DEPOSITS
Total policyholder contract deposits	98,657	92,672
Assumptions for liability for policyholder contract deposits
Interest rates credited on deferred annuities, low end of range (as a percent)	1.00%
Interest rates credited on deferred annuities, high end of range (as a percent)	9.00%
Period for interest rates credited on deferred annuities to remain in effect (in years)	1
Withdrawal charges, low end of range (as a percent)	0.00%
Withdrawal charges, high end of range (as a percent)	20.00%
Period in which withdrawal charges percentage grades to zero, low end of range (in years)	0
Period in which withdrawal charges percentage grades to zero, high end of range (in years)	15
Universal life products
POLICYHOLDER CONTRACT DEPOSITS
Total policyholder contract deposits	12,917	12,569
Assumptions for liability for policyholder contract deposits
Period in which withdrawal charges percentage grades to zero, high end of range (in years)	20
Universal life funds credited interest rate, low end of range (as a percent)	1.00%
Universal life funds credited interest rate, high end of range (as a percent)	8.00%
Universal life funds guaranteed rate, low end of range (as a percent)	1.00%
Universal life funds guaranteed rate, high end of range (as a percent)	5.50%
Surrender charges (as a percent)	10.30%
Guaranteed investment contracts
POLICYHOLDER CONTRACT DEPOSITS
Total policyholder contract deposits	6,788	8,491
Assumptions for liability for policyholder contract deposits
Guaranteed investment contracts interest rate, low end of range (as a percent)	0.40%
Guaranteed investment contracts interest rate, high end of range (as a percent)	8.50%
Maximum term of maturity for majority of GICs (in years)	5
Variable products
POLICYHOLDER CONTRACT DEPOSITS
Total policyholder contract deposits	3,181	2,217
Corporate life products
POLICYHOLDER CONTRACT DEPOSITS
Total policyholder contract deposits	2,239	2,203
Assumptions for liability for policyholder contract deposits
Corporate life insurance guaranteed interest rate (as a percent)	3.00%
Corporate life insurance weighted average rate (as a percent)	4.80%
Other investment contracts
POLICYHOLDER CONTRACT DEPOSITS
Total policyholder contract deposits	$ 3,116	$ 3,221